UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:

/s/John T. Lykouretzos        New York, New York          February 14, 2012
----------------------        ------------------          --------------------
     [Signature]                [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE




                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $1,868,610
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  13F File Number                         Name
 ----------------                         ----

1)       028-11651                      Hoplite Partners, L.P.
2)       028-11652                      Hoplite Offshore Fund, Ltd.






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                                                    FORM 13F INFORMATION TABLE
                                                  Hoplite Capital Management, LLC
                                                        December 31, 2011



COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP    (X1000)    PRN AMT  PRN CALL   DISCRETION  MANGRS   SOLE      SHARED  NONE
AMAZON COM INC                COM             023135106   58,473    337,801  SH          SHARED     1,2        337,801
APOLLO GROUP INC              CL A            037604105   28,198    523,446  SH          SHARED     1,2        523,446
APPLE INC                     COM             037833100   87,132    215,140  SH          SHARED     1,2        215,140
BAIDU INC                     SPON ADR REP A  056752108   82,639    709,530  SH          SHARED     1,2        709,530
BERKSHIRE HATHAWAY INC DEL    CL A            084670108      230          2  SH          SHARED     1,2              2
CARTER INC                    COM             146229109   50,471  1,267,804  SH          SHARED     1,2      1,267,804
COCA COLA ENTERPRISES INC NE  COM             19122T109   86,986  3,374,159  SH          SHARED     1,2      3,374,159
CROWN HOLDINGS INC            COM             228368106   52,386  1,560,027  SH          SHARED     1,2      1,560,027
D R HORTON INC                COM             23331A109   20,719  1,643,065  SH          SHARED     1,2      1,643,065
DAVITA INC                    COM             23918K108    6,283     82,872  SH          SHARED     1,2         82,872
DEVON ENERGY CORP NEW         COM             25179M103   70,765  1,141,368  SH          SHARED     1,2      1,141,368
E M C CORP MASS               COM             268648102    1,501     69,683  SH          SHARED     1,2         69,683
EXPRESS SCRIPTS INC           COM             302182100   46,425  1,038,826  SH          SHARED     1,2      1,038,826
FLOWERS FOODS INC             COM             343498101   70,338  3,705,897  SH          SHARED     1,2      3,705,897
HANSEN NAT CORP               COM             411310105   95,630  1,037,875  SH          SHARED     1,2      1,037,875
HANSEN NAT CORP               COM             411310105   67,262    730,000      CALL    SHARED     1,2        730,000
HARLEY DAVIDSON INC           COM             412822108   57,497  1,479,202  SH          SHARED     1,2      1,479,202
HUMANA INC                    COM             444859102   80,343    917,055  SH          SHARED     1,2        917,055
LAUDER ESTEE COS INC          CL A            518439104   54,687    486,884  SH          SHARED     1,2        486,884
LENNAR CORP                   CL A            526057104   20,653  1,051,039  SH          SHARED     1,2      1,051,039
LOWES COS INC                 COM             548661107  133,571  5,262,831  SH          SHARED     1,2      5,262,831
NETAPP INC                    COM             64110D104    2,196     60,535  SH          SHARED     1,2         60,535
NEWS CORP                     CL A            65248E104   17,791    997,272  SH          SHARED     1,2        997,272
NVR INC                       COM             62944T105   25,152     36,664  SH          SHARED     1,2         36,664
PRICELINE COM INC             COM NEW         741503403   74,089    158,407  SH          SHARED     1,2        158,407
PRICESMART INC                COM             741511109   32,986    474,004  SH          SHARED     1,2        474,004
PROGRESSIVE CORP OHIO         COM             743315103   62,263  3,191,360  SH          SHARED     1,2      3,191,360
QUALCOMM INC                  COM             747525103   45,692    835,312  SH          SHARED     1,2        835,312
RESEARCH IN MOTION LTD        COM             760975102   29,000  2,000,000      CALL    SHARED     1,2      2,000,000
SARA LEE CORP                 COM             803111103   52,493  2,774,484  SH          SHARED     1,2      2,774,484
SARA LEE CORP                 COM             803111103   19,393  1,025,000      CALL    SHARED     1,2      1,025,000
SBA COMMUNICATIONS CORP       COM             78388J106    2,406     56,015  SH          SHARED     1,2         56,015
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106   23,285    886,026  SH          SHARED     1,2        886,026
SHERWIN WILLIAMS CO           COM             824348106   88,005    985,835  SH          SHARED     1,2        985,835
SINA CORP                     ORD             G81477104    1,472     28,304  SH          SHARED     1,2         28,304
TARGET CORP                   COM             87612E106   25,917    505,990  SH          SHARED     1,2        505,990
TEEKAY CORPORATION            COM             Y8564W103   46,136  1,726,008  SH          SHARED     1,2      1,726,008
UNIVERSAL DISPLAY CORP        COM             91347P105      206      5,628  SH          SHARED     1,2          5,628
VALEANT PHARMACEUTICALS INTL  COM             91911K102    7,519    161,044  SH          SHARED     1,2        161,044
VIACOM INC NEW                CL B            92553P201   71,120  1,566,181  SH          SHARED     1,2      1,566,181
YUM BRANDS INC                COM             988498101   69,300  1,174,372  SH          SHARED     1,2      1,174,372






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